Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2025
Concentration of Credit Risk [Abstract]
Schedule of Customers Concentration Risk

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2024	2025
Percentage of the Group’s accounts receivables
Customer A	20%	*
Customer B	*	11%

*	Represented the percentage below 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the years ended December 31,
	2023	2024	2025
Percentage of the Group’s total revenue
Customer C	*	10%	*

	For the years ended December 31,
	2024	2025
Percentage of the Group’s total revenue
Customer C	10%	*

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the years ended December 31,
	2023	2024	2025
Percentage of the Group’s total purchase
Supplier A	*	17%	17%
Supplier B	*	12%	10%
Supplier C	*	11%	*

*	Represented the percentage below 10%

	As of December 31,
	2024	2025
Percentage of the Group’s accounts payable
Supplier A	27%	32%
Supplier B	11%	15%
Supplier D	13%	14%
Supplier E	21%	12%

*	Represented the percentage below 10%